ACCOUNTING STANDARDS AND BASIS OF PREPARATION (Tables)	12 Months Ended
Jun. 30, 2026
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Schedule of equity interest in the subsidiaries

				% Equity interest
Name	Principal activities	Country	Ref	06/30/2026	06/30/2025
RASA Holding, LLC	Holding company	USA		100%	100%
Rizobacter Argentina S.A.	Biological business	Argentina		80%	80%
Rizobacter do Brasil Ltda.	Biological business	Brazil	a	80%	80%
Rizobacter del Paraguay S.A.	Biological business	Paraguay	a	80%	80%
Rizobacter Uruguay	Biological business	Uruguay	a	80%	80%
Rizobacter South Africa	Biological business	South Africa	a	76%	76%
Comer. Agrop. Rizobacter de Bolivia S.A.	Biological business	Bolivia	a	80%	80%
Rizobacter USA, LLC	Biological business	USA	a	80%	80%
Rizobacter Colombia SAS	Biological business	Colombia	a	80%	80%
Rizobacter France SAS	Biological business	France	a	80%	80%
Bioceres Crops S.A.	Biological business	Argentina		90%	90%
BCS Holding Inc	Holding Company	USA		100%	100%
Bioceres Semillas S.A.U.	Production and commercialization of seeds	Argentina	a/b	80%	80%
Verdeca LLC	Research and development	USA		100%	100%
Insumos Agroquímicos S.A.	Selling of agricultural inputs	Argentina		61.32%	61.32%
Bioceres Crops Do Brasil Ltda.	Production and commercialization of seeds	Brazil		100%	100%
Pro Farm Group Inc.	Biological business	USA		100%	100%
Pro Farm International, OÜ	Biological business	Finland	c	—	100%
Pro Farm Michigan Manufacturing LLC	Biological business	USA	c	—	100%
Pro Farm Russia, LLC	Biological business	Russia	c	—	100%
Pro Farm Technologies Comércio de Insumo Agrícolas do Brasil Ltda	Biological business	Brazil	c	—	99%
Pro Farm Technologies, OÜ	Biological business	Finland	c	—	100%
Glinatur S.A.	Biological business	Uruguay	c	—	100%
Rifarm Mexico S.R.L.de C.V.	Biological business	Mexico	c	—	100%
Natal Agro S.R.L.	Development and breeding of seeds	Argentina	d	31%	51%
a)Indirect interests are held through Rizobacter. The indirect equity interest participation included in the above table was 80% of the direct equity interest participation that Rizobacter owns in each entity.

b)In June 2025, Rizobacter Argentina S.A. entered into a share purchase agreement with Bioceres Crop Solutions Corp., acquiring 100% of the share capital of Bioceres Semillas S.A.U. In line with the Group’s accounting policies, the transaction was accounted using the predecessor value method.

c)Entities derecognized following the judicial foreclosure sale (see Note 6).

d)During February 2026, the Group disposed of a 20% ownership interest in Natal Agro S.R.L. As a result, the Group no longer retains control over Natal Agro S.R.L., which therefore ceased to be a consolidated subsidiary and is subsequently accounted for under the equity method. As part of the transaction, the Group was also released from its commitment related to the deregulation of HB4 corn.